Quarterly Report
June 30, 2020
MFS®  Blended Research®
Core Equity Fund

Portfolio of Investments
6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 3.6%
Honeywell International, Inc.	89,986	$13,011,076
Huntington Ingalls Industries, Inc.	17,566	3,065,091
Leidos Holdings, Inc.	155,766	14,590,601
Lockheed Martin Corp.	17,317	6,319,320
		$36,986,088
Alcoholic Beverages – 0.4%
Molson Coors Beverage Co.	130,593	$4,487,176
Apparel Manufacturers – 0.3%
NIKE, Inc., “B”	26,287	$2,577,440
Automotive – 0.9%
Lear Corp.	83,381	$9,090,197
Biotechnology – 1.4%
Biogen, Inc. (a)	45,140	$12,077,207
Incyte Corp. (a)	18,192	1,891,422
		$13,968,629
Business Services – 2.0%
Amdocs Ltd.	7,733	$470,785
Fidelity National Information Services, Inc.	47,367	6,351,441
Fiserv, Inc. (a)	142,301	13,891,424
		$20,713,650
Cable TV – 1.6%
Charter Communications, Inc., “A” (a)	31,810	$16,224,372
Chemicals – 1.1%
CF Industries Holdings, Inc.	1,113	$31,320
Eastman Chemical Co.	122,888	8,557,920
PPG Industries, Inc.	29,249	3,102,149
		$11,691,389
Computer Software – 8.9%
Adobe Systems, Inc. (a)	34,192	$14,884,120
Microsoft Corp.	381,843	77,708,869
		$92,592,989
Computer Software - Systems – 7.0%
Apple, Inc.	199,159	$72,653,203
Construction – 1.6%
Eagle Materials, Inc.	22,852	$1,604,667
Masco Corp.	98,933	4,967,426
Mid-America Apartment Communities, Inc., REIT	46,018	5,276,884
Toll Brothers, Inc.	140,903	4,592,029
		$16,441,006
Consumer Products – 1.6%
Colgate-Palmolive Co.	41,281	$3,024,246
Kimberly-Clark Corp.	85,053	12,022,241
Procter & Gamble Co.	13,275	1,587,292
		$16,633,779

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 0.3%
AMETEK, Inc.	30,883	$2,760,014
Electronics – 4.7%
Applied Materials, Inc.	243,294	$14,707,122
Intel Corp.	427,833	25,597,248
NVIDIA Corp.	23,515	8,933,584
		$49,237,954
Energy - Independent – 1.9%
Cabot Oil & Gas Corp.	49,425	$849,122
Devon Energy Corp.	92,179	1,045,310
EOG Resources, Inc.	30,098	1,524,765
Phillips 66	38,649	2,778,863
Pioneer Natural Resources Co.	9,513	929,420
Valero Energy Corp.	176,959	10,408,728
WPX Energy, Inc. (a)	268,872	1,715,403
		$19,251,611
Energy - Integrated – 0.4%
Chevron Corp.	44,926	$4,008,747
Food & Beverages – 2.3%
Ingredion, Inc.	54,443	$4,518,769
J.M. Smucker Co.	37,779	3,997,396
Mondelez International, Inc.	33,162	1,695,573
PepsiCo, Inc.	104,353	13,801,728
		$24,013,466
Food & Drug Stores – 1.9%
Kroger Co.	54,052	$1,829,660
Wal-Mart Stores, Inc.	152,999	18,326,220
		$20,155,880
General Merchandise – 1.2%
Dollar General Corp.	66,371	$12,644,339
Health Maintenance Organizations – 1.4%
Cigna Corp.	22,408	$4,204,861
Humana, Inc.	24,979	9,685,607
UnitedHealth Group, Inc.	2,734	806,394
		$14,696,862
Insurance – 3.1%
Berkshire Hathaway, Inc., “B” (a)	22,241	$3,970,241
Everest Re Group Ltd.	26,951	5,557,296
Hartford Financial Services Group, Inc.	71,580	2,759,409
MetLife, Inc.	327,778	11,970,453
Prudential Financial, Inc.	119,411	7,272,130
Reinsurance Group of America, Inc.	11,602	910,061
		$32,439,590
Internet – 6.8%
Alphabet, Inc., “A” (a)	15,502	$21,982,611
Alphabet, Inc., “C” (a)	16,873	23,851,842
Facebook, Inc., “A” (a)	106,687	24,225,417
		$70,059,870

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.6%
Activision Blizzard, Inc.	36,078	$2,738,320
Electronic Arts, Inc. (a)	96,150	12,696,608
Take-Two Interactive Software, Inc. (a)	5,211	727,299
		$16,162,227
Machinery & Tools – 2.8%
AGCO Corp.	153,486	$8,512,334
Carrier Global Corp.	209,246	4,649,446
Dover Corp.	9,481	915,485
Eaton Corp. PLC	173,741	15,198,863
		$29,276,128
Major Banks – 3.7%
Bank of America Corp.	750,300	$17,819,625
Comerica, Inc.	44,447	1,693,431
Goldman Sachs Group, Inc.	11,760	2,324,011
JPMorgan Chase & Co.	13,368	1,257,394
Morgan Stanley	229,518	11,085,719
State Street Corp.	72,571	4,611,887
		$38,792,067
Medical & Health Technology & Services – 2.7%
CVS Health Corp.	89,924	$5,842,362
HCA Healthcare, Inc.	81,623	7,922,328
McKesson Corp.	91,889	14,097,611
		$27,862,301
Medical Equipment – 2.9%
Abbott Laboratories	38,199	$3,492,535
Boston Scientific Corp. (a)	266,532	9,357,938
Medtronic PLC	190,338	17,453,995
		$30,304,468
Natural Gas - Distribution – 1.3%
Sempra Energy	118,871	$13,935,247
Network & Telecom – 0.3%
QTS Realty Trust, Inc., REIT, “A”	48,802	$3,127,720
Other Banks & Diversified Financials – 6.2%
Citigroup, Inc.	288,085	$14,721,143
Discover Financial Services	15,002	751,450
Mastercard, Inc., “A”	53,133	15,711,428
S&P Global, Inc.	28,456	9,375,683
Synchrony Financial	272,998	6,049,636
Visa, Inc., “A”	91,659	17,705,769
		$64,315,109
Pharmaceuticals – 6.1%
AbbVie, Inc.	38,352	$3,765,400
Eli Lilly & Co.	98,585	16,185,685
Johnson & Johnson	196,622	27,650,952
Merck & Co., Inc.	198,964	15,385,886
		$62,987,923

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.6%
Republic Services, Inc.	13,797	$1,132,044
Waste Management, Inc.	51,095	5,411,471
		$6,543,515
Railroad & Shipping – 1.4%
CSX Corp.	76,814	$5,357,008
Kansas City Southern Co.	63,775	9,520,970
		$14,877,978
Real Estate – 1.5%
Brixmor Property Group, Inc., REIT	400,697	$5,136,936
Medical Properties Trust, Inc., REIT	75,615	1,421,562
STORE Capital Corp., REIT	329,447	7,844,133
W.P. Carey, Inc., REIT	14,868	1,005,820
		$15,408,451
Restaurants – 0.8%
Domino's Pizza, Inc.	7,572	$2,797,400
Starbucks Corp.	79,205	5,828,696
		$8,626,096
Retailers – 0.2%
Costco Wholesale Corp.	6,257	$1,897,185
Specialty Chemicals – 0.5%
Linde PLC	22,427	$4,756,991
Specialty Stores – 7.2%
Amazon.com, Inc. (a)	19,006	$52,434,133
Best Buy Co., Inc.	35,136	3,066,319
Home Depot, Inc.	46,333	11,606,880
Target Corp.	66,311	7,952,678
		$75,060,010
Telecommunications - Wireless – 0.5%
American Tower Corp., REIT	12,704	$3,284,492
T-Mobile USA, Inc. (a)	18,968	1,975,517
		$5,260,009
Telephone Services – 0.6%
AT&T, Inc.	50,042	$1,512,769
Verizon Communications, Inc.	86,998	4,796,200
		$6,308,969
Tobacco – 1.5%
Altria Group, Inc.	68,639	$2,694,081
Philip Morris International, Inc.	184,718	12,941,343
		$15,635,424
Utilities - Electric Power – 2.6%
AES Corp.	588,992	$8,534,494
Edison International	18,346	996,371
Exelon Corp.	234,295	8,502,566
FirstEnergy Corp.	35,225	1,366,025
NRG Energy, Inc.	230,766	7,513,741
		$26,913,197
Total Common Stocks		$1,031,379,266

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Rights – 0.0%
Telecommunications - Wireless – 0.0%
T-Mobile USA, Inc. (1 share for 20 rights, Expiration 8/10/20) (a)	$103	6/24/20	47	$8

Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.17% (v)	6,622,391	$6,623,053

Other Assets, Less Liabilities – (0.0)%		(266,633)
Net Assets – 100.0%		$1,037,735,694
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,623,053 and $1,031,379,274, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,031,379,274	$—	$—	$1,031,379,274
Mutual Funds	6,623,053	—	—	6,623,053
Total	$1,038,002,327	$—	$—	$1,038,002,327
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,523,412	$143,243,144	$142,141,358	$(2,299)	$154	$6,623,053

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$63,839	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.